Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 141.0%
	Aerospace & Defense: 2.1%
571,678	1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 6.602%, (US0003M + 4.000%), 04/06/26	$574,219	0.1
1,063,322	Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 6.602%, (US0003M + 4.000%), 04/06/26	1,068,047	0.1
992,500	KBR, Inc. Term Loan B, 6.189%, (US0001M + 3.750%), 04/25/25	992,500	0.1
8,863,062	Maxar Technologies Ltd. Term Loan B, 5.190%, (US0001M + 2.750%), 10/04/24	7,849,349	1.0
2,422,530	TransDigm, Inc. 2018 Term Loan E, 4.939%, (US0001M + 2.500%), 05/30/25	2,386,798	0.3
3,049,215	TransDigm, Inc. 2018 Term Loan F, 4.939%, (US0001M + 2.500%), 06/09/23	3,013,481	0.4
1,257,680	TransDigm, Inc. 2018 Term Loan G, 4.939%, (US0001M + 2.500%), 08/22/24	1,234,884	0.1
		17,119,278	2.1

	Auto Components: 0.5%
4,114,123	Broadstreet Partners, Inc. 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 11/08/23	4,094,836	0.5

	Automotive: 5.7%
3,082,825	American Axle and Manufacturing, Inc. Term Loan B, 4.734%, (US0001M + 2.250%), 04/06/24	3,014,232	0.4
518,700	Belron Finance US LLC 2018 Term Loan B, 5.035%, (US0003M + 2.500%), 11/13/25	518,039	0.1
1,733,063	Belron Finance US LLC USD Term Loan B, 5.065%, (US0003M + 2.500%), 11/07/24	1,731,958	0.2
4,830,965	Bright Bidco B.V. 2018 Term Loan B, 6.048%, (US0003M + 3.500%), 06/30/24	3,691,664	0.5
4,222,773	Dynacast International LLC Term Loan B2, 5.851%, (US0003M + 3.250%), 01/28/22	4,133,039	0.5
EUR 1,176,090	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,308,942	0.2
8,229,954	Gates Global LLC 2017 USD Repriced Term Loan B, 5.189%, (US0001M + 2.750%), 04/01/24	8,195,421	1.0

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Automotive: (continued)
1,271,813		Holley Purchaser, Inc. Term Loan B, 7.583%, (US0003M + 5.000%), 10/24/25	$1,249,556	0.2
705,000		IAA Spinco Inc. Term Loan B, 4.753%, (US0003M + 2.250%), 05/22/26	707,644	0.1
1,907,531		KAR Auction Services, Inc. Term Loan B5, 5.125%, (US0003M + 2.500%), 03/09/23	1,907,531	0.2
3,567,642		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.680%, (US0001M + 3.250%), 03/20/25	3,514,128	0.4
451,771	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.736%, (US0003M + 3.250%), 03/20/25	444,995	0.1
43,095		Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan, 6.003%, (US0003M + 3.500%), 05/14/26	43,077	0.0
861,905		Mister Car Wash Holdings, Inc. 2019 Term Loan B, 5.931%, (US0001M + 3.500%), 05/14/26	862,309	0.1
4,480,000		Panther BF Aggregator 2 L P Term Loan B, 5.929%, (US0001M + 3.500%), 04/30/26	4,453,828	0.5
1,527,901		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.439%, (US0001M + 4.000%), 05/22/24	1,504,983	0.2
5,102,225		Tenneco, Inc. 2018 Term Loan B, 5.189%, (US0001M + 3.000%), 10/01/25	4,899,411	0.6
2,947,500		Truck Hero, Inc. 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 04/21/24	2,814,862	0.3
1,025,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.689%, (US0001M + 8.250%), 04/21/25	999,375	0.1
			45,994,994	5.7

		Beverage & Tobacco: 0.2%
1,816,650		Refresco Group BV USD Term Loan B3, 5.768%, (US0003M + 3.250%), 03/28/25	1,812,108	0.2

		Brokers, Dealers & Investment Houses: 0.5%
1,912,489		Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.440%, (US0001M + 6.000%), 03/24/25	1,922,051	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Brokers, Dealers & Investment Houses: (continued)
1,950,113	Forest City Enterprises, L.P. Term Loan B, 6.439%, (US0001M + 4.000%), 12/07/25	$1,957,426	0.3
		3,879,477	0.5

	Building & Development: 2.7%
2,050,145	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.940%, (US0001M + 2.500%), 03/24/24	2,033,232	0.3
2,332,143	Core & Main LP 2017 Term Loan B, 5.626%, (US0003M + 3.000%), 08/01/24	2,327,771	0.3
2,814,081	GYP Holdings III Corp. 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 06/01/25	2,766,008	0.3
1,881,688	Henry Company LLC Term Loan B, 6.439%, (US0001M + 4.000%), 10/05/23	1,882,158	0.2
1,621,330	Interior Logic Group, Inc. 2018 Term Loan B, 6.601%, (US0003M + 4.000%), 05/30/25	1,605,117	0.2
EUR 1,000,000	LSF10 Impala Investments S.a r.l. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 10/10/25	1,124,598	0.1
1,711,257	MX Holdings US, Inc. 2018 USD Term Loan B1C, 5.439%, (US0001M + 3.000%), 07/31/25	1,711,257	0.2
2,310,060	QUIKRETE HLDGS INC TERM LOAN, 5.190%, (US0001M + 2.750%), 11/15/23	2,280,029	0.3
549,450	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 01/23/25	546,531	0.1
2,011,252	Werner FinCo LP 2017 Term Loan, 6.601%, (US0003M + 4.000%), 07/24/24	1,920,745	0.2
2,248,451	Wilsonart LLC 2017 Term Loan B, 5.860%, (US0003M + 3.250%), 12/19/23	2,209,103	0.3
EUR 1,599,655	Xella International GmbH 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 04/11/24	1,781,470	0.2
		22,188,019	2.7

	Building Materials: 0.8%
6,684,537	NCI Building Systems, Inc. 2018 Term Loan, 6.354%, (US0003M + 3.750%), 04/12/25	6,584,269	0.8

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: 16.5%
939,336	24-7 Intouch Inc 2018 Term Loan, 6.689%, (US0001M + 4.250%), 08/20/25	$903,523	0.1
1,694,612	Acosta Holdco, Inc. 2015 Term Loan, 5.689%, (US0001M + 3.250%), 09/26/21	721,622	0.1
393,051	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 07/23/21	341,182	0.0
1,400,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.939%, (US0001M + 6.500%), 07/25/22	1,055,501	0.1
6,575,849	AlixPartners, LLP 2017 Term Loan B, 5.189%, (US0001M + 2.750%), 04/04/24	6,541,602	0.8
448,875	Allied Universal Holdco LLC Incremental Term Loan, 6.689%, (US0001M + 4.250%), 07/28/22	446,631	0.1
1,876,425	Ascend Learning, LLC 2017 Term Loan B, 5.439%, (US0001M + 3.000%), 07/12/24	1,862,059	0.2
1,265,149	Big Ass Fans, LLC 2018 Term Loan, 6.351%, (US0003M + 3.750%), 05/21/24	1,267,125	0.2
1,243,811	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.679%, (US0001M + 3.250%), 10/03/23	1,244,978	0.2
EUR 985,000	Canyon Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/16/23	1,102,227	0.1
3,412,721	Canyon Valor Companies, Inc. USD 2017 Term Loan B1, 5.351%, (US0003M + 2.750%), 06/16/23	3,395,657	0.4
3,277,250	Colorado Buyer Inc Term Loan B, 5.600%, (US0001M + 3.000%), 05/01/24	3,118,303	0.4
1,278,452	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 02/03/25	1,256,079	0.2
394,500	DTI Holdco, Inc. 2018 Term Loan B, 7.333%, (US0003M + 4.750%), 09/30/23	370,583	0.0
4,485,038	EIG Investors Corp. 2018 1st Lien Term Loan, 6.270%, (US0003M + 3.750%), 02/09/23	4,481,835	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
2,154,966	Ellie Mae, Inc. Term Loan, 6.525%, (US0003M + 4.000%), 04/02/26	$2,162,599	0.3
2,639,049	EVO Payments International LLC 2018 1st Lien Term Loan, 5.680%, (US0001M + 3.250%), 12/22/23	2,640,699	0.3
9,563,513	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.189%, (US0001M + 3.750%), 10/01/25	9,347,482	1.1
EUR 1,482,447	Foncia Groupe 2016 EUR Term Loan B, 3.000%, (EUR003M + 3.250%), 09/07/23	1,651,803	0.2
990,414	Garda World Security Corporation 2017 Term Loan, 6.115%, (US0003M + 3.500%), 05/24/24	985,462	0.1
1,301,850	GreenSky Holdings, LLC 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 03/31/25	1,300,223	0.2
EUR 1,257,679	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	1,374,721	0.2
1,017,595	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.651%, (US0003M + 4.000%), 11/21/24	989,611	0.1
1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.342%, (US0003M + 8.750%), 04/01/22	1,670,092	0.2
2,985,302	IQOR US Inc. Term Loan B, 7.592%, (US0003M + 5.000%), 04/01/21	2,884,548	0.4
5,956,692	KUEHG Corp. 2018 Incremental Term Loan, 6.351%, (US0003M + 3.750%), 02/21/25	5,937,333	0.7
1,673,100	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.819%, (US0003M + 3.250%), 03/13/25	1,649,397	0.2
1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 10.080%, (US0003M + 7.500%), 03/13/26	1,250,000	0.2
1,050,000	Misys (Finatra) USD 2nd Lien Term Loan, 9.851%, (US0003M + 7.250%), 06/13/25	1,047,375	0.1
1,048,399	NeuStar, Inc. 2018 Term Loan B4, 5.939%, (US0001M + 3.500%), 08/08/24	1,014,326	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
439,878	NeuStar, Inc. 2nd Lien Term Loan, 10.439%, (US0001M + 8.000%), 08/08/25	$420,083	0.1
5,833,716	NVA Holdings, Inc. Term Loan B3, 5.189%, (US0001M + 2.750%), 02/02/25	5,658,705	0.7
900,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.829%, (US0003M + 7.250%), 08/01/25	756,000	0.1
4,524,300	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.939%, (US0001M + 3.500%), 01/03/25	4,473,402	0.5
4,065,154	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 05/01/25	4,063,459	0.5
205,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.939%, (US0001M + 7.500%), 05/01/26	204,359	0.0
486,325	PricewaterhouseCoopers LLP 2018 Term Loan, 5.439%, (US0001M + 3.000%), 05/01/25	482,678	0.1
939,250	Prometric Holdings, Inc. 1st Lien Term Loan, 5.440%, (US0001M + 3.000%), 01/29/25	936,315	0.1
6,012,449	Red Ventures, LLC 2018 Term Loan B, 5.439%, (US0001M + 3.000%), 11/08/24	6,017,283	0.7
250,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 9.481%, (US0002M + 7.000%), 05/29/26	243,750	0.0
1,409,350	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.731%, (US0002M + 3.250%), 05/30/25	1,386,096	0.2
1,693,563	Research Now Group, Inc. 2017 1st Lien Term Loan, 8.083%, (US0003M + 5.500%), 12/20/24	1,692,504	0.2
1,596,000	Sandvine Corporation 2018 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 11/02/25	1,588,020	0.2
2,426,833	Solera Holdings, Inc. USD Term Loan B, 5.189%, (US0001M + 2.750%), 03/03/23	2,415,963	0.3
4,244,627	Spin Holdco Inc. 2017 Term Loan B, 5.851%, (US0003M + 3.250%), 11/14/22	4,173,530	0.5
2,054,675	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.833%, (US0003M + 4.250%), 07/30/25	2,037,981	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
1,700,000	Staples, Inc. 7 Year Term Loan, 7.601%, (US0003M + 5.000%), 04/09/26	$1,650,062	0.2
2,192,398	Stiphout Finance LLC USD 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 10/26/22	2,175,955	0.3
1,430,147	SurveyMonkey Inc. 2018 Term Loan B, 6.150%, (US0001W + 3.750%), 10/10/25	1,426,571	0.2
398,925	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 08/25/24	399,723	0.0
3,596,925	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.520%, (US0003M + 4.000%), 08/20/25	3,553,086	0.4
860,000	Verifone Systems, Inc. Incremental Delayed Draw Term Loan, 6.503%, (US0003M + 4.000%), 08/20/25	851,221	0.1
EUR 4,255,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	4,729,706	0.6
3,080,405	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 02/28/25	3,089,390	0.4
4,283,475	Verscend Holding Corp. 2018 Term Loan B, 6.939%, (US0001M + 4.500%), 08/27/25	4,296,835	0.5
7,068,143	West Corporation 2017 Term Loan, 6.522%, (US0003M + 4.000%), 10/10/24	6,632,272	0.8
1,851,013	West Corporation 2018 Term Loan B1, 6.022%, (US0003M + 3.500%), 10/10/24	1,721,442	0.2
2,305,813	Yak Access, LLC 2018 1st Lien Term Loan B, 7.439%, (US0001M + 5.000%), 07/02/25	2,161,699	0.3
525,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.440%, (US0001M + 10.000%), 06/13/26	467,250	0.1
		133,719,918	16.5

	Cable & Satellite Television: 3.5%
1,950,200	CSC Holdings LLC, 4.690%, (US0001M + 2.250%), 07/17/25	1,919,322	0.2
3,692,700	CSC Holdings, LLC 2018 Term Loan B, 4.940%, (US0001M + 2.500%), 01/25/26	3,661,929	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Cable & Satellite Television: (continued)
4,704,000	Numericable Group SA USD Term Loan B11, 5.189%, (US0001M + 2.750%), 07/31/25	$4,486,440	0.6
7,175,674	Radiate Holdco, LLC 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 02/01/24	7,083,488	0.9
1,718,659	Telesat Canada Term Loan B4, 5.110%, (US0003M + 2.500%), 11/17/23	1,701,472	0.2
2,915,190	UPC Financing Partnership USD Term Loan AR, 4.940%, (US0001M + 2.500%), 01/15/26	2,912,587	0.4
4,125,000	Virgin Media Bristol LLC USD Term Loan K, 4.940%, (US0001M + 2.500%), 01/15/26	4,096,356	0.5
2,856,435	WideOpenWest Finance LLC 2017 Term Loan B, 5.680%, (US0001M + 3.250%), 08/18/23	2,790,737	0.3
		28,652,331	3.5

	Chemicals & Plastics: 4.9%
EUR 1,218,714	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	1,355,388	0.2
2,317,430	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.770%, (US0003M + 3.250%), 09/13/23	2,295,704	0.3
1,745,947	Allnex USA, Inc. USD Term Loan B3, 5.770%, (US0003M + 3.250%), 09/13/23	1,729,579	0.2
2,347,592	Alpha 3 B.V. 2017 Term Loan B1, 5.601%, (US0003M + 3.000%), 01/31/24	2,322,649	0.3
2,523,210	Avantor, Inc. 2017 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 11/21/24	2,528,572	0.3
EUR 417,492	Avantor, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR001M + 3.750%), 11/21/24	469,274	0.0
2,084,250	Composite Resins Holding B.V. 2018 Term Loan B, 6.815%, (US0003M + 4.250%), 08/01/25	2,084,250	0.2
EUR 987,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,002,060	0.1
4,347,550	Diamond (BC) B.V. USD Term Loan, 5.583%, (US0003M + 3.000%), 09/06/24	3,907,360	0.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
2,131,241	Encapsys, LLC 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 11/07/24	$2,126,802	0.3
EUR 2,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	1,990,122	0.2
1,020,000	Momentive Performance Materials Inc. Term Loan B, 5.650%, (US0001W + 3.250%), 04/16/24	1,017,768	0.1
2,359,088	Platform Specialty Products Corporation Term Loan, 4.689%, (US0001M + 2.250%), 01/30/26	2,354,174	0.3
1,680,788	Polar US Borrower, LLC 2018 1st Lien Term Loan, 7.348%, (US0003M + 4.750%), 10/15/25	1,642,970	0.2
688,422	PQ Corporation 2018 Term Loan B, 5.083%, (US0003M + 2.500%), 02/08/25	686,443	0.1
9,135,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.717%, (US0001M + 3.250%), 10/01/25	9,080,702	1.1
2,239,707	Tronox Finance LLC Term Loan B, 5.439%, (US0001M + 3.000%), 09/23/24	2,216,961	0.3
1,325,588	Univar Inc. 2017 USD Term Loan B, 4.689%, (US0001M + 2.250%), 07/01/24	1,321,721	0.2
		40,132,499	4.9

	Clothing/Textiles: 0.5%
3,762,049	Varsity Brands, Inc. 2017 Term Loan B, 5.939%, (US0001M + 3.500%), 12/15/24	3,705,618	0.5

	Containers & Glass Products: 6.2%
EUR 1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.250%, (EUR006M + 3.250%), 04/22/24	1,119,070	0.1
1,460,250	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.524%, (US0006M + 3.000%), 04/22/24	1,438,346	0.2
1,210,850	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 7.022%, (US0003M + 4.500%), 07/24/25	1,215,391	0.2
7,130,000	Berry Global, Inc. USD Term Loan U, 5.003%, (US0003M + 2.500%), 05/15/26	7,102,371	0.9
3,606,719	BWAY Holding Company 2017 Term Loan B, 5.854%, (US0003M + 3.250%), 04/03/24	3,521,961	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
665,000	Charter NEX US Holdings, Inc. Incremental Term Loan, 5.939%, (US0001M + 3.500%), 05/16/24	$664,584	0.1
886,528	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 05/22/24	881,431	0.1
2,652,151	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.626%, (US0001M + 3.000%), 12/29/23	2,557,337	0.3
5,568,760	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.876%, (US0003M + 3.250%), 06/29/25	5,371,069	0.7
EUR 2,454,545	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR001M + 2.750%), 10/29/22	2,743,047	0.3
924,897	Milacron LLC Amended Term Loan B, 4.939%, (US0001M + 2.500%), 09/28/23	906,376	0.1
1,870,863	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.967%, (US0001M + 3.500%), 05/01/25	1,841,630	0.2
225,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 10.217%, (US0001M + 7.750%), 05/01/26	216,000	0.0
1,031,844	Proampac PG Borrower LLC First Lien Term Loan, 6.011%, (US0001M + 3.500%), 11/18/23	998,309	0.1
460,000	Proampac PG Borrower LLC Second Lien Term Loan, 11.020%, (US0003M + 8.500%), 11/18/24	439,300	0.1
10,541,369	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.189%, (US0001M + 2.750%), 02/05/23	10,480,282	1.3
2,809,435	Ring Container Technologies Group, LLC 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 10/31/24	2,794,216	0.3
1,660,632	Titan Acquisition Limited 2018 Term Loan B, 5.439%, (US0001M + 3.000%), 03/28/25	1,600,849	0.2
3,216,377	TricorBraun Holdings Inc First Lien Term Loan, 6.352%, (US0003M + 3.750%), 11/30/23	3,200,295	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
1,264,780	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.689%, (US0001M + 3.250%), 10/17/24	$1,222,093	0.2
		50,313,957	6.2

	Cosmetics/Toiletries: 0.6%
2,407,900	Anastasia Parent, LLC 2018 Term Loan B, 6.189%, (US0001M + 3.750%), 08/11/25	2,076,814	0.3
2,517,236	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.772%, (US0003M + 4.250%), 06/30/24	2,506,746	0.3
		4,583,560	0.6

	Diversified Financial Services: 0.1%
960,600	Blucora, Inc. 2017 Term Loan B, 5.481%, (US0002M + 3.000%), 05/22/24	963,602	0.1

	Drugs: 2.0%
5,008,050	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.190%, (US0001M + 4.750%), 04/02/22	4,601,146	0.6
4,688,700	Amneal Pharmaceuticals LLC 2018 Term Loan B, 6.000%, (US0001M + 3.500%), 05/04/25	4,663,794	0.6
3,932,500	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.750%, (US0001M + 4.250%), 04/29/24	3,811,214	0.5
2,032,146	Horizon Pharma, Inc. 2019 Term Loan B, 4.938%, (US0001M + 2.500%), 05/22/26	2,035,108	0.2
EUR 219,893	Nidda Healthcare Holding AG EUR Delayed Draw Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	245,980	0.0
EUR 379,538	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	424,564	0.0
EUR 710,569	Nidda Healthcare Holding AG EUR Term Loan C, 3.500%, (EUR003M + 3.500%), 08/21/24	794,680	0.1
		16,576,486	2.0

	Ecological Services & Equipment: 1.2%
5,760,613	Advanced Disposal Services, Inc. Term Loan B, 4.637%, (US0001W + 2.250%), 11/10/23	5,753,412	0.7
3,711,303	GFL Environmental Inc. 2018 USD Term Loan B, 5.439%, (US0001M + 3.000%), 05/30/25	3,639,397	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Ecological Services & Equipment: (continued)
465,300	Gopher Resource, LLC 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 03/06/25	$462,974	0.1
		9,855,783	1.2

	Electronics/Electrical: 20.8%
851,400	ABC Financial Services, Inc. 1st Lien Term Loan, 6.703%, (US0001M + 4.250%), 01/02/25	853,528	0.1
2,270,497	ASG Technologies Group, Inc. 2018 Term Loan, 5.939%, (US0001M + 3.500%), 07/31/24	2,239,278	0.3
680,000	Autodata, Inc. 2019 Term Loan B, 6.253%, (US0003M + 3.500%), 06/01/26	679,362	0.1
EUR 445,903	Avast Software B.V. 2018 EUR Term Loan B, 2.500%, (EUR003M + 2.500%), 09/30/23	501,814	0.1
1,495,474	Avast Software B.V. 2018 USD Term Loan B, 4.851%, (US0003M + 2.250%), 09/30/23	1,494,539	0.2
3,158,100	Barracuda Networks, Inc. 1st Lien Term Loan, 5.774%, (US0003M + 3.250%), 02/12/25	3,154,645	0.4
EUR 2,992,500	BMC Software Finance, Inc. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 10/02/25	3,370,531	0.4
7,860,300	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.851%, (US0003M + 4.250%), 10/02/25	7,752,221	1.0
641,767	Brave Parent Holdings, Inc. 1st Lien Term Loan, 6.583%, (US0003M + 4.000%), 04/18/25	643,772	0.1
652,500	Carbonite, Inc Term Loan B, 6.180%, (US0001M + 3.750%), 03/26/26	656,035	0.1
1,820,850	Cohu, Inc. 2018 Term Loan B, 5.601%, (US0003M + 3.000%), 09/20/25	1,784,433	0.2
1,162,088	Compuware Corporation 2018 Term Loan B, 5.939%, (US0001M + 3.500%), 08/22/25	1,167,898	0.1
2,653,913	Dynatrace LLC 2018 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 08/22/25	2,655,239	0.3
1,685,775	EagleView Technology Corporation 2018 Add On Term Loan B, 5.930%, (US0001M + 3.500%), 08/14/25	1,628,880	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
570,688	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.851%, (US0003M + 4.250%), 06/26/25	$556,420	0.1
5,193,347	Epicor Software Corporation 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 06/01/22	5,183,610	0.6
1,250,950	Exact Merger Sub LLC 1st Lien Term Loan, 6.851%, (US0003M + 4.250%), 09/27/24	1,256,163	0.2
EUR 1,000,000	GlobalFoundries Inc EUR Term Loan B, 4.250%, (EUR003M + 4.250%), 05/31/26	1,100,393	0.1
1,715,000	GlobalFoundries Inc USD Term Loan B, 6.503%, (US0003M + 4.000%), 05/24/26	1,706,425	0.2
6,379,272	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 4.439%, (US0001M + 2.000%), 02/15/24	6,377,281	0.8
EUR 1,946,913	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	2,175,901	0.3
2,107,607	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.689%, (US0001M + 3.250%), 12/01/23	2,089,823	0.3
5,120,275	Hyland Software, Inc. 2018 Term Loan 3, 5.689%, (US0001M + 3.250%), 07/01/24	5,121,555	0.6
3,105,000	Imperva, Inc. 1st Lien Term Loan, 6.453%, (US0001M + 4.000%), 01/12/26	3,088,019	0.4
1,040,000	Imperva, Inc. 2nd Lien Term Loan, 10.203%, (US0001M + 7.750%), 01/11/27	1,032,200	0.1
5,957,896	Informatica Corporation 2018 USD Term Loan, 5.689%, (US0001M + 3.250%), 08/05/22	5,964,724	0.7
4,532,614	Kronos Incorporated 2017 Term Loan B, 5.579%, (US0003M + 3.000%), 11/01/23	4,529,074	0.6
962,588	Lumentum Holdings 2018 1st Lien Term Loan, 4.939%, (US0001M + 2.500%), 12/10/25	958,978	0.1
726,358	MA FinanceCo., LLC USD Term Loan B3, 4.929%, (US0001M + 2.500%), 06/21/24	717,878	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
770,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.857%, (US0001M + 8.500%), 09/29/25	$782,272	0.1
8,220,724	McAfee, LLC 2018 USD Term Loan B, 6.178%, (US0001M + 3.750%), 09/30/24	8,225,862	1.0
6,071,908	MH Sub I, LLC 2017 1st Lien Term Loan, 6.180%, (US0001M + 3.750%), 09/13/24	6,032,696	0.7
1,510,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.930%, (US0001M + 7.500%), 09/15/25	1,525,100	0.2
930,325	Navex TopCo, Inc. 2018 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 09/05/25	915,497	0.1
210,000	Navex TopCo, Inc. 2018 2nd Lien Term Loan, 9.440%, (US0001M + 7.000%), 09/05/26	208,950	0.0
2,986,052	Optiv Security, Inc. 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 02/01/24	2,777,028	0.3
1,600,988	Project Leopard Holdings, Inc. 2019 Term Loan, 6.689%, (US0001M + 4.250%), 07/07/23	1,596,985	0.2
5,183,950	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.833%, (US0003M + 4.250%), 05/16/25	5,124,335	0.6
1,610,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.833%, (US0003M + 8.250%), 05/16/26	1,585,850	0.2
6,364,525	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.575%, (US0003M + 3.000%), 11/03/23	5,908,780	0.7
4,792,135	Riverbed Technology, Inc. 2016 Term Loan, 5.690%, (US0001M + 3.250%), 04/24/22	3,995,443	0.5
890,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.689%, (US0001M + 8.250%), 11/20/26	867,750	0.1
3,200,000	Rocket Software, Inc. 2018 Term Loan, 6.689%, (US0001M + 4.250%), 11/28/25	3,154,573	0.4
900,900	Rovi Solutions Corporation Term Loan B, 4.940%, (US0001M + 2.500%), 07/02/21	882,507	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
4,398,750	RP Crown Parent LLC Term Loan B, 5.189%, (US0001M + 2.750%), 10/12/23	$4,376,721	0.5
4,905,276	Seattle Spinco, Inc. USD Term Loan B3, 4.939%, (US0001M + 2.500%), 06/21/24	4,848,007	0.6
3,346,613	Severin Acquisition, LLC 2018 Term Loan B, 5.815%, (US0003M + 3.250%), 08/01/25	3,294,322	0.4
EUR 1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 5.000%, (EUR006M + 5.000%), 07/18/24	943,992	0.1
870,000	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.753%, (US0003M + 4.250%), 05/20/26	871,087	0.1
4,784,049	SkillSoft Corporation 1st Lien Term Loan, 7.178%, (US0001M + 4.750%), 04/28/21	4,067,638	0.5
5,786,750	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 02/05/24	5,762,336	0.7
1,368,125	SonicWALL, Inc. 1st Lien Term Loan, 6.020%, (US0003M + 3.500%), 05/16/25	1,333,067	0.2
570,000	SonicWALL, Inc. 2nd Lien Term Loan, 10.020%, (US0003M + 7.500%), 05/18/26	535,800	0.1
1,649,523	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.689%, (US0001M + 2.250%), 04/16/25	1,640,932	0.2
2,351,571	SS&C Technologies Inc. 2018 Term Loan B3, 4.689%, (US0001M + 2.250%), 04/16/25	2,339,324	0.3
2,915,000	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.350%, (US0003M + 5.000%), 03/13/26	2,794,756	0.3
2,074,800	TriTech Software Systems 2018 Term Loan B, 6.189%, (US0001M + 3.750%), 08/29/25	2,054,917	0.3
3,263,057	TTM Technologies, Inc. 2017 Term Loan, 4.986%, (US0001M + 2.500%), 09/28/24	3,203,914	0.4
1,990,000	Ultimate Software Group Inc(The) Term Loan B, 6.274%, (US0003M + 3.750%), 05/04/26	1,995,596	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
6,444,555	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.974%, (US0001M + 4.500%), 01/27/23	$5,890,723	0.7
4,329,150	Vertafore, Inc. 2018 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 07/02/25	4,198,674	0.5
1,070,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.689%, (US0001M + 7.250%), 07/02/26	1,050,384	0.1
665,946	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.203%, (US0001M + 7.750%), 10/09/26	655,957	0.1
1,635,616	Web.com Group, Inc. 2018 Term Loan B, 6.203%, (US0001M + 3.750%), 10/10/25	1,618,750	0.2
1,776,000	Xperi Corporation 2018 Term Loan B1, 4.939%, (US0001M + 2.500%), 12/01/23	1,748,619	0.2
		169,249,763	20.8

	Financial Intermediaries: 2.8%
1,766,125	Advisor Group, Inc. 2018 Term Loan, 6.189%, (US0001M + 3.750%), 08/15/25	1,770,540	0.2
3,043,338	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 06/15/25	3,017,658	0.4
905,000	Blackstone Mortgage Trust, Inc. Term Loan B, 4.939%, (US0001M + 2.500%), 04/23/26	907,262	0.1
2,333,275	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.689%, (US0001M + 3.250%), 08/21/25	2,331,817	0.3
698,349	Duff & Phelps Corporation 2017 Term Loan B, 5.689%, (US0001M + 3.250%), 02/13/25	681,589	0.1
5,733,138	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 07/21/25	5,717,612	0.7
560,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.190%, (US0001M + 6.750%), 07/20/26	562,800	0.1
1,812,293	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.939%, (US0001M + 2.500%), 07/03/24	1,812,293	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial Intermediaries: (continued)
5,246,750	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 4.680%, (US0001M + 2.250%), 09/23/24	$5,240,150	0.6
859,407	Priority Payment Systems LLC Term Loan, 7.440%, (US0001M + 5.000%), 01/03/23	863,704	0.1
		22,905,425	2.8

	Food Products: 2.1%
2,314,200	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.217%, (US0001M + 3.750%), 10/01/25	2,320,951	0.3
205,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.217%, (US0001M + 7.750%), 10/01/26	203,975	0.0
1,250,950	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 6.081%, (US0003M + 3.500%), 07/07/24	1,254,077	0.2
868,438	CH Guenther & Son, Incorporated 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 03/31/25	864,095	0.1
1,351,700	Del Monte Foods, Inc. 1st Lien Term Loan, 5.776%, (US0003M + 3.250%), 02/18/21	996,034	0.1
6,588,500	IRB Holding Corp 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 02/05/25	6,544,027	0.8
1,739,025	NPC International, Inc. 1st Lien Term Loan, 5.939%, (US0001M + 3.500%), 04/19/24	1,366,583	0.2
605,000	NPC International, Inc. 2nd Lien Term Loan, 9.939%, (US0001M + 7.500%), 04/18/25	397,788	0.0
EUR 2,785,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	3,037,803	0.4
		16,985,333	2.1

	Food Service: 2.4%
4,294,664	1011778 B.C. Unlimited Liability Company Term Loan B3, 4.689%, (US0001M + 2.250%), 02/16/24	4,257,086	0.5
900,000	Carrols Restaurant Group, Inc. Term Loan B, 5.753%, (US0003M + 3.250%), 04/04/26	898,875	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Service: (continued)
1,166,188	Del Friscos Restaurant Group, Inc. 2018 Incremental Term Loan, 8.439%, (US0001M + 6.000%), 06/27/25	$1,123,913	0.1
2,049,513	Dhanani Group Inc. 2018 Term Loan B, 6.189%, (US0001M + 3.750%), 07/20/25	1,988,027	0.2
1,300,175	Flynn Restaurant Group LP 1st Lien Term Loan, 5.939%, (US0001M + 3.500%), 06/27/25	1,269,296	0.2
552,246	Fogo de Chao Churrascaria Holdings LLC 2018 Add On Term Loan, 6.689%, (US0001M + 4.250%), 04/05/25	555,007	0.1
4,628,016	Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.189%, (US0001M + 2.750%), 10/04/23	4,612,105	0.6
2,218,238	Hearthside Food Solutions, LLC 2018 Term Loan B, 6.126%, (US0001M + 3.688%), 05/23/25	2,171,792	0.3
395,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.180%, (US0001M + 6.750%), 03/16/26	395,658	0.1
345,000	Tacala, LLC 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 01/30/26	346,438	0.0
1,826,436	Welbilt, Inc. 2018 Term Loan B, 4.939%, (US0001M + 2.500%), 10/23/25	1,812,738	0.2
		19,430,935	2.4

	Food/Drug Retailers: 2.2%
3,739,341	Albertsons, LLC Term Loan B7, 5.439%, (US0001M + 3.000%), 11/17/25	3,716,438	0.5
4,444,554	Albertsons, LLC USD 2017 Term Loan B6, 5.439%, (US0001M + 3.000%), 06/22/23	4,431,589	0.5
EUR 1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR003M + 3.250%), 06/23/25	1,123,334	0.1
2,776,958	EG Finco Limited 2018 USD Term Loan, 6.601%, (US0003M + 4.000%), 02/07/25	2,739,933	0.3
519,750	EG Group Limited 2018 USD Term Loan B, 6.601%, (US0003M + 4.000%), 02/07/25	512,820	0.1
4,054,237	Moran Foods LLC Term Loan, 8.601%, (US0003M + 6.000%), 12/05/23	2,199,423	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food/Drug Retailers: (continued)
3,848,206	United Natural Foods, Inc. Term Loan B, 6.689%, (US0001M + 4.250%), 10/22/25	$3,309,457	0.4
		18,032,994	2.2

	Forest Products: 0.4%
2,851,297	Blount International Inc. 2018 Term Loan B, 6.189%, (US0001M + 3.750%), 04/12/23	2,858,425	0.4

	Health Care: 15.3%
788,025	Accelerated Health Systems, LLC Term Loan B, 5.967%, (US0001M + 3.500%), 10/31/25	790,488	0.1
3,612,700	ADMI Corp. 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 04/30/25	3,565,283	0.4
810,000	Agiliti Health, Inc Term Loan, 5.500%, (US0001M + 3.000%), 01/04/26	808,967	0.1
2,083,676	Air Methods Corporation 2017 Term Loan B, 6.101%, (US0003M + 3.500%), 04/21/24	1,824,086	0.2
6,370,000	Athenahealth, Inc. 2019 Term Loan B, 7.045%, (US0003M + 4.500%), 02/11/26	6,377,962	0.8
2,848,196	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.930%, (US0001M + 3.500%), 05/10/23	2,804,285	0.4
3,825,000	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 6.189%, (US0001M + 3.750%), 02/27/26	3,838,150	0.5
2,785,000	Brightspring Health Services Term Loan B, 6.967%, (US0001M + 4.500%), 03/05/26	2,782,215	0.4
1,540,294	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.689%, (US0001M + 3.250%), 09/01/24	1,522,003	0.2
1,920,000	Catalent Pharma Solutions Inc. Incremental Term Loan B, 4.682%, (US0001M + 2.250%), 05/18/26	1,920,000	0.2
6,132,060	Change Healthcare Holdings LLC 2017 Term Loan B, 5.189%, (US0001M + 2.750%), 03/01/24	6,055,887	0.8
5,091,107	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.439%, (US0001M + 3.000%), 06/07/23	5,086,867	0.6
EUR 1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 04/16/25	1,121,688	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
2,261,323		Concentra Inc. 2018 1st Lien Term Loan, 5.220%, (US0001M + 2.750%), 06/01/22	$2,261,323	0.3
EUR 1,000,000		Constantin Investissement 4 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 04/22/24	1,118,965	0.1
346,327	(1)	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 6.189%, (US0001M + 3.750%), 06/06/25	343,009	0.0
1,380,273		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 06/06/25	1,367,046	0.2
1,722,705		Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.939%, (US0001M + 4.500%), 12/20/24	1,593,502	0.2
10,703,175		Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 10/10/25	9,739,889	1.2
3,863,937		ExamWorks Group, Inc. 2017 Term Loan, 5.689%, (US0001M + 3.250%), 07/27/23	3,863,937	0.5
7,664,048		Global Medical Response, Inc. 2018 Term Loan B1, 5.690%, (US0001M + 3.250%), 04/28/22	7,486,817	0.9
1,800,346		GoodRx, Inc. 1st Lien Term Loan, 5.440%, (US0001M + 3.000%), 10/10/25	1,797,534	0.2
2,645,013		Inovalon Holdings, Inc. 2018 Term Loan B, 6.000%, (US0001M + 3.500%), 04/02/25	2,649,972	0.3
4,346,817		Jaguar Holding Company II 2018 Term Loan, 4.939%, (US0001M + 2.500%), 08/18/22	4,302,897	0.5
3,284,512		Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.851%, (US0003M + 3.250%), 02/02/24	3,292,385	0.4
1,110,225		Lifescan Global Corporation 2018 1st Lien Term Loan, 8.658%, (US0003M + 6.000%), 09/27/24	1,079,694	0.1
2,663,141		MPH Acquisition Holdings LLC 2016 Term Loan B, 5.351%, (US0003M + 2.750%), 06/07/23	2,610,989	0.3
1,941,527		nThrive, Inc. 2016 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 10/20/22	1,883,281	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
2,367,100		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.695%, (US0001M + 3.250%), 06/30/25	$2,292,141	0.3
2,049,339		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.180%, (US0001M + 2.750%), 02/14/25	1,987,859	0.3
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.680%, (US0001M + 6.250%), 02/13/26	96,937	0.0
606,084	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.180%, (US0001M + 2.750%), 02/14/25	587,902	0.1
1,124,125		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 10/23/23	1,118,154	0.1
2,655,261		Prospect Medical Holdings, Inc. 2018 Term Loan B, 8.000%, (US0001M + 5.500%), 02/22/24	2,522,498	0.3
2,354,100		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.930%, (US0001M + 4.500%), 11/16/25	2,351,892	0.3
3,023,879		Select Medical Corporation 2017 Term Loan B, 4.930%, (US0001M + 2.500%), 03/06/25	3,023,879	0.4
4,240,382		Sotera Health Holdings, LLC 2017 Term Loan, 5.439%, (US0001M + 3.000%), 05/15/22	4,227,130	0.5
3,799,693		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.690%, (US0001M + 3.250%), 09/02/24	3,737,948	0.5
2,153,245		Team Health Holdings, Inc. 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 02/06/24	1,948,686	0.2
923,550		Tecomet Inc. 2017 Repriced Term Loan, 5.953%, (US0001M + 3.500%), 05/01/24	925,859	0.1
2,157,022		U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.439%, (US0001M + 3.000%), 06/23/24	2,153,652	0.3
1,801,492		U.S. Renal Care, Inc. 2015 1st Lien Term Loan, 6.851%, (US0003M + 4.250%), 12/30/22	1,803,744	0.2
7,374,176		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.467%, (US0001M + 3.000%), 06/02/25	7,349,406	0.9
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
1,030,000	Vizient, Inc. 2019 Term Loan B, 5.217%, (US0001M + 2.750%), 04/16/26	$1,031,288	0.1
2,952,824	Wink Holdco, Inc 1st Lien Term Loan B, 5.439%, (US0001M + 3.000%), 12/02/24	2,902,996	0.4
575,000	Wink Holdco, Inc 2nd Lien Term Loan B, 9.190%, (US0001M + 6.750%), 11/03/25	573,922	0.1
		124,525,014	15.3

	Home Furnishings: 0.7%
1,499,987	Hillman Group Inc. (The) 2018 Term Loan B, 6.439%, (US0001M + 4.000%), 05/31/25	1,460,612	0.2
3,885,750	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.189%, (US0001M + 2.750%), 05/02/22	3,860,769	0.5
		5,321,381	0.7

	Industrial Equipment: 2.4%
EUR 1,000,000	Averys 2018 EUR 1st Lien Term Loan B, 3.750%, (EUR003M + 3.750%), 09/29/25	1,122,270	0.1
3,180,494	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.439%, (US0001M + 4.000%), 11/30/23	3,010,868	0.4
832,913	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.189%, (US0001M + 3.750%), 11/15/25	825,625	0.1
1,625,847	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.439%, (US0001M + 3.000%), 12/20/24	1,621,783	0.2
1,039,684	ExGen Renewables IV, LLC Term Loan B, 5.530%, (US0003M + 3.000%), 11/28/24	988,349	0.1
2,207,800	Filtration Group Corporation 2018 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 03/29/25	2,205,729	0.3
EUR 2,942,532	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	3,298,205	0.4
2,256,353	Gardner Denver, Inc. 2017 USD Term Loan B, 5.189%, (US0001M + 2.750%), 07/30/24	2,259,313	0.3
2,047,203	Kenan Advantage Group, Inc. 2015 Term Loan, 5.439%, (US0001M + 3.000%), 07/31/22	2,020,759	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
568,992	Kenan Advantage Group, Inc. CAD Term Loan B, 5.439%, (US0001M + 3.000%), 07/31/22	$561,642	0.1
584,100	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.470%, (US0001M + 3.000%), 02/01/25	573,878	0.1
265,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 9.220%, (US0001M + 6.750%), 02/01/26	260,363	0.0
446,625	Shape Technologies Group, Inc. Term Loan, 5.487%, (US0003M + 3.000%), 04/21/25	432,110	0.1
		19,180,894	2.4

	Insurance: 7.4%
1,025,000	Achilles Acquisition LLC 2018 Term Loan, 6.500%, (US0001M + 4.000%), 10/13/25	1,025,000	0.1
6,877,794	Acrisure, LLC 2017 Term Loan B, 6.772%, (US0003M + 4.250%), 11/22/23	6,838,246	0.9
2,724,437	Acrisure, LLC 2018 Term Loan B, 6.272%, (US0003M + 3.750%), 11/22/23	2,704,004	0.3
1,489,483	Alera Group Holdings, Inc. 2018 Term Loan B, 6.939%, (US0001M + 4.500%), 07/25/25	1,491,344	0.2
6,761,446	Alliant Holdings I, Inc. 2018 Term Loan B, 5.430%, (US0001M + 3.000%), 05/09/25	6,616,711	0.8
115,000	Alliant Holdings Intermediate, LLC Term Loan B, 5.681%, (US0001M + 3.250%), 05/09/25	113,706	0.0
3,812,250	AmWINS Group, Inc. 2017 Term Loan B, 5.195%, (US0001M + 2.750%), 01/25/24	3,788,424	0.5
4,968,493	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 09/19/24	4,952,579	0.6
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 09/19/25	655,688	0.1
952,613	Aretec Group, Inc. 2018 Term Loan, 6.689%, (US0001M + 4.250%), 10/01/25	937,728	0.1
5,868,790	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.939%, (US0001M + 3.500%), 10/22/24	5,823,306	0.7
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
2,318,700	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.190%, (US0001M + 2.750%), 04/26/24	$2,307,107	0.3
190,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.189%, (US0001M + 6.750%), 04/27/25	192,019	0.0
6,461,175	Hub International Limited 2018 Term Loan B, 5.336%, (US0003M + 3.000%), 04/25/25	6,309,337	0.8
5,877,685	NFP Corp. Term Loan B, 5.439%, (US0001M + 3.000%), 01/08/24	5,732,212	0.7
6,336,625	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 12/31/25	6,269,298	0.8
4,383,475	USI, Inc. 2017 Repriced Term Loan, 5.601%, (US0003M + 3.000%), 05/16/24	4,274,984	0.5
		60,031,693	7.4

	Internet: 0.3%
2,135,743	Shutterfly, Inc., 4.940%, (US0001M + 2.500%), 08/17/24	2,130,137	0.3

	Leisure Good/Activities/Movies: 6.9%
1,573,113	Airxcel, Inc. 2018 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 04/28/25	1,470,860	0.2
460,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 11.189%, (US0001M + 8.750%), 04/27/26	417,450	0.1
2,900,000	AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.440%, (US0001M + 3.000%), 04/22/26	2,893,112	0.4
1,679,445	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.351%, (US0003M + 2.750%), 09/18/24	1,620,140	0.2
2,759,924	Crown Finance US, Inc. 2018 USD Term Loan, 4.689%, (US0001M + 2.250%), 02/28/25	2,723,206	0.3
3,552,587	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.939%, (US0001M + 2.500%), 02/01/24	3,485,976	0.4
5,113,783	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.439%, (US0001M + 3.000%), 03/08/24	5,101,797	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
1,174,799	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 09/06/24	$1,182,142	0.2
5,638,252	Fitness International, LLC 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 04/18/25	5,618,518	0.7
EUR 992,500	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,114,592	0.1
EUR 2,010,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	2,238,921	0.3
EUR 2,000,000	GVC Holdings PLC 2018 EUR Term Loan B2, 2.750%, (EUR006M + 2.750%), 03/29/24	2,240,683	0.3
1,608,750	GVC Holdings PLC 2018 USD Term Loan B2, 4.689%, (US0001M + 2.250%), 03/29/24	1,608,079	0.2
EUR 1,000,000	International Park Holdings B.V. EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 06/13/24	1,111,216	0.1
2,992,424	Intrawest Resorts Holdings, Inc. Term Loan B1, 5.439%, (US0001M + 3.000%), 07/31/24	2,989,599	0.4
3,199,006	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.940%, (US0001M + 3.500%), 07/03/24	3,202,925	0.4
4,285,062	Life Time, Inc. 2017 Term Loan B, 5.275%, (US0003M + 2.750%), 06/10/22	4,281,043	0.5
1,526,175	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 10/20/25	1,523,791	0.2
1,180,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.439%, (US0001M + 7.000%), 10/19/26	1,169,307	0.1
702,913	SRAM, LLC 2018 Term Loan B, 5.329%, (US0002M + 2.750%), 03/15/24	702,017	0.1
EUR 912,850	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	997,694	0.1
4,563,258	Thor Industries, Inc. USD Term Loan B, 6.250%, (US0001M + 3.750%), 02/01/26	4,470,090	0.6
872,813	WeddingWire, Inc. 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 12/19/25	872,812	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
315,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.689%, (US0001M + 8.250%), 12/21/26	$314,213	0.0
1,092,000	Winnebago Industries, Inc. 2017 Term Loan, 6.101%, (US0003M + 3.500%), 11/08/23	1,089,270	0.1
1,533,413	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.689%, (US0001M + 2.250%), 07/02/25	1,531,815	0.2
		55,971,268	6.9

	Leisure Time: 0.4%
3,126,375	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.939%, (US0001M + 3.500%), 05/30/25	3,108,789	0.4

	Lodging & Casinos: 5.1%
7,761,750	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.189%, (US0001M + 2.750%), 12/22/24	7,726,403	1.0
4,555,112	Everi Payments Inc. Term Loan B, 5.439%, (US0001M + 3.000%), 05/09/24	4,557,959	0.6
3,025,275	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.430%, (US0001M + 3.000%), 10/21/24	3,021,418	0.4
1,835,000	PCI Gaming Authority Term Loan, 5.503%, (US0003M + 3.000%), 05/15/26	1,838,112	0.2
8,633,660	Scientific Games International, Inc. 2018 Term Loan B5, 5.223%, (US0002M + 2.750%), 08/14/24	8,518,547	1.0
10,121,589	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 6.101%, (US0003M + 3.500%), 07/10/25	10,136,772	1.2
5,702,335	Station Casinos LLC 2016 Term Loan B, 4.940%, (US0001M + 2.500%), 06/08/23	5,670,852	0.7
		41,470,063	5.1

	Nonferrous Metals/Minerals: 1.1%
6,080,092	Covia Holdings Corporation Term Loan, 6.598%, (US0003M + 4.000%), 06/01/25	5,241,544	0.6
4,027,630	U.S. Silica Company 2018 Term Loan B, 6.500%, (US0001M + 4.000%), 05/01/25	3,846,386	0.5
		9,087,930	1.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Oil & Gas: 2.5%
1,101,675	Brazos Delaware II, LLC Term Loan B, 6.442%, (US0001M + 4.000%), 05/21/25	$1,052,788	0.1
1,395,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.189%, (US0001M + 6.750%), 10/29/25	1,297,350	0.2
1,387,438	Glass Mountain Pipeline Holdings, LLC Term Loan B, 7.120%, (US0003M + 4.500%), 12/23/24	1,364,892	0.2
2,283,525	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.850%, (US0003M + 3.250%), 10/01/25	2,285,427	0.3
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.743%, (US0003M + 6.000%), 07/03/23	1,808,964	0.2
1,930,000	Lower Cadence Holdings LLC Term Loan B, 6.503%, (US0001M + 4.000%), 05/22/26	1,932,412	0.2
2,285,000	Lucid Energy Group II LLC Incremental Term Loan B2, 5.503%, (US0003M + 3.000%), 02/17/25	2,195,028	0.3
1,984,950	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.439%, (US0001M + 5.000%), 05/10/25	1,933,879	0.2
2,671,188	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.689%, (US0001M + 3.250%), 10/30/24	2,641,137	0.3
764,581	MEG Energy Corp. 2017 Term Loan B, 5.939%, (US0001M + 3.500%), 12/31/23	763,625	0.1
443,888	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.689%, (US0001M + 3.250%), 09/29/25	445,691	0.1
2,247,875	Navitas Midstream Midland Basin, LLC Term Loan B, 6.930%, (US0001M + 4.500%), 12/13/24	2,205,727	0.3
		19,926,920	2.5

	Publishing: 0.7%
2,192,847	Meredith Corporation 2018 Term Loan B, 5.189%, (US0001M + 2.750%), 01/31/25	2,147,351	0.3
1,333,097	Merrill Communications, LLC 2015 Term Loan, 7.833%, (US0003M + 5.250%), 06/01/22	1,344,762	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Publishing: (continued)
1,950,510	Tribune Media Company Term Loan C, 5.439%, (US0001M + 3.000%), 01/27/24	$1,953,182	0.2
236,728	Tribune Media Company Term Loan, 5.439%, (US0001M + 3.000%), 12/27/20	236,948	0.0
		5,682,243	0.7

	Radio & Television: 2.2%
2,822,054	A-L Parent LLC 2016 1st Lien Term Loan, 5.690%, (US0001M + 3.250%), 12/01/23	2,814,999	0.4
3,573,319	Cumulus Media New Holdings Inc. Exit Term Loan, 6.940%, (US0001M + 4.500%), 05/15/22	3,563,610	0.4
2,141,254	Entercom Media Corp. 2017 Term Loan B, 5.178%, (US0001M + 2.750%), 11/18/24	2,141,254	0.3
1,913,760	Lions Gate Capital Holdings LLC 2018 Term Loan B, 4.689%, (US0001M + 2.250%), 03/24/25	1,906,584	0.2
7,706,515	Univision Communications Inc. Term Loan C5, 5.189%, (US0001M + 2.750%), 03/15/24	7,326,006	0.9
		17,752,453	2.2

	Retailers (Except Food & Drug): 5.2%
1,224,042	Abercrombie & Fitch Management Co. 2018 Term Loan B1, 5.940%, (US0001M + 3.500%), 08/07/21	1,227,484	0.2
1,475,028	Academy, Ltd. 2015 Term Loan B, 6.454%, (US0001M + 4.000%), 07/01/22	1,084,146	0.1
2,074,470	Bass Pro Group, LLC Term Loan B, 7.439%, (US0001M + 5.000%), 09/25/24	2,025,836	0.3
4,334,901	Belk, Inc. TL B 1L, 7.285%, (US0003M + 4.750%), 12/12/22	3,474,692	0.4
3,726,895	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.453%, (US0001M + 3.000%), 02/03/24	3,733,626	0.5
5,381,805	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.939%, (US0001M + 2.500%), 08/18/23	5,249,181	0.6
4,556,254	Jo-Ann Stores, Inc. 2016 Term Loan, 7.592%, (US0003M + 5.000%), 10/20/23	4,510,691	0.6
542,207	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.842%, (US0003M + 9.250%), 05/21/24	519,615	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
5,152,074	Leslies Poolmart, Inc. 2016 Term Loan, 5.981%, (US0002M + 3.500%), 08/16/23	$5,014,683	0.6
4,455,617	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.736%, (US0001M + 3.250%), 04/09/25	4,032,333	0.5
331,851	National Vision, Inc. 2017 Repriced Term Loan, 4.939%, (US0001M + 2.500%), 11/20/24	331,748	0.0
EUR 5,909,551	Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 03/08/25	6,534,919	0.8
5,611,500	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.833%, (US0003M + 3.250%), 01/26/23	4,306,826	0.5
		42,045,780	5.2

	Software: 0.5%
4,301,133	Misys (Finastra) - TL B 1L, 6.101%, (US0003M + 3.500%), 06/13/24	4,211,896	0.5

	Steel: 0.2%
1,829,486	GrafTech Finance, Inc. 2018 Term Loan B, 5.939%, (US0001M + 3.500%), 02/12/25	1,818,006	0.2

	Surface Transport: 1.1%
4,715,313	Navistar International Corporation 2017 1st Lien Term Loan B, 5.960%, (US0001M + 3.500%), 11/06/24	4,723,131	0.6
1,620,257	PODS, LLC 2018 1st Lien Term Loan, 5.203%, (US0001M + 2.750%), 12/06/24	1,602,704	0.2
2,665,564	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.970%, (US0001M + 4.500%), 08/01/25	2,681,392	0.3
		9,007,227	1.1

	Telecommunications: 8.4%
2,690,051	Altice Financing SA 2017 USD Term Loan B, 5.190%, (US0001M + 2.750%), 07/15/25	2,586,933	0.3
1,940,450	Altice Financing SA USD 2017 1st Lien Term Loan, 5.182%, (US0001M + 2.750%), 01/31/26	1,862,832	0.2
975,101	Altice France S.A. USD Term Loan B12, 6.127%, (US0001M + 3.688%), 01/31/26	941,147	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
2,215,000	Asurion LLC 2017 2nd Lien Term Loan, 8.939%, (US0001M + 6.500%), 08/04/25	$2,253,762	0.3
5,688,105	Asurion LLC 2017 Term Loan B4, 5.439%, (US0001M + 3.000%), 08/04/22	5,675,306	0.7
5,519,789	Asurion LLC 2018 Term Loan B6, 5.439%, (US0001M + 3.000%), 11/03/23	5,506,679	0.7
4,220,625	Asurion LLC 2018 Term Loan B7, 5.439%, (US0001M + 3.000%), 11/03/24	4,207,435	0.5
5,332,525	Avaya, Inc. 2018 Term Loan B, 6.690%, (US0001M + 4.250%), 12/15/24	5,230,316	0.6
9,825,874	CenturyLink, Inc. 2017 Term Loan B, 5.189%, (US0001M + 2.750%), 01/31/25	9,575,108	1.2
2,875,000	CommScope, Inc. 2019 Term Loan B, 5.689%, (US0001M + 3.250%), 04/06/26	2,870,808	0.3
2,144,011	Consolidated Communications, Inc. 2016 Term Loan B, 5.440%, (US0001M + 3.000%), 10/04/23	2,100,059	0.3
4,393,100	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 6.101%, (US0003M + 3.500%), 08/01/24	4,074,600	0.5
2,451,099	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.689%, (US0001M + 4.250%), 11/29/25	2,453,014	0.3
1,700,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.689%, (US0001M + 8.250%), 11/29/26	1,673,084	0.2
3,740,578	GTT Communications, Inc. 2018 USD Term Loan B, 5.190%, (US0001M + 2.750%), 05/31/25	3,473,127	0.4
2,267,100	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.439%, (US0001M + 3.000%), 11/15/24	2,254,819	0.3
2,232,121	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.939%, (US0001M + 4.500%), 11/01/24	2,153,997	0.3
1,831,163	Speedcast International Limited Term Loan B, 5.351%, (US0003M + 2.750%), 05/15/25	1,812,851	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
5,051,900	Sprint Communications, Inc. 1st Lien Term Loan B, 5.000%, (US0001M + 2.500%), 02/02/24	$4,938,192	0.6
935,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.440%, (US0001M + 9.000%), 03/11/24	682,550	0.1
2,125,000	Telenet Financing USD LLC USD Term Loan AN, 4.690%, (US0001M + 2.250%), 08/15/26	2,103,750	0.3
		68,430,369	8.4

		Utilities: 1.9%
4,937,500	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.939%, (US0001M + 2.500%), 01/15/25	4,903,555	0.6
300,000	Edgewater Generation, L.L.C. Add on Term Loan B, 6.253%, (US0003M + 3.750%), 12/13/25	300,000	0.0
1,701,263	Edgewater Generation, L.L.C. Term Loan, 6.189%, (US0001M + 3.750%), 12/13/25	1,702,964	0.2
2,196,908	LMBE-MC Holdco II LLC Term Loan B, 6.610%, (US0003M + 4.000%), 11/14/25	2,195,535	0.3
2,358,125	Longview Power LLC Term Loan B, 8.590%, (US0003M + 6.000%), 04/13/21	2,110,522	0.3
819,987	MRP Generation Holdings, LLC Term Loan B, 9.601%, (US0003M + 7.000%), 10/18/22	799,487	0.1
1,818,438	Nautilus Power, LLC Term Loan B, 6.772%, (US0001M + 4.250%), 05/16/24	1,826,963	0.2
850,000	Sabre Industries, Inc. 2019 Term Loan B, 6.940%, (US0001M + 4.500%), 04/02/26	859,562	0.1
976,890	Southeast PowerGen, LLC Term Loan B, 5.940%, (US0001M + 3.500%), 12/02/21	942,698	0.1
		15,641,286	1.9

	Total Senior Loans
	(Cost $1,173,991,493)	1,144,982,959	141.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
46,262	(2)	Cumulus Media, Inc. Class-A	740,192	0.1
43,777	(2)	Everyware Global, Inc.	28,455	0.0
4,398	(2)	Harvey Gulf International Marine LLC	114,348	0.0
Shares			Value	Percentage of Net Assets
19,651	(2)	Harvey Gulf International Marine LLC - Warrants	$530,577	0.1
205,396	(2)	Longview Power LLC	200,261	0.0
75,853	(2)	Millennium Health, LLC	1,138	0.0
–	(3)	Millennium Health, LLC- Corporate Claims Trust	–	0.0
407	(2)	Southcross Holdings GP LLC	–	0.0
407	(2)	Southcross Holdings LP- Class A	213,675	0.0
	Total Equities and Other Assets
	(Cost $4,995,272)		1,828,646	0.2

	Total Investments (Cost $1,178,986,765)		$1,146,811,605	141.2
	Liabilities in Excess of Other Assets		(334,501,197)	(41.2)
	Net Assets		$812,310,408	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Senior Loans	$–	$1,144,982,959	$–	$1,144,982,959
Equities and Other Assets	740,192	1,088,454	–	1,828,646
Total Investments, at fair value	$740,192	$1,146,071,413	$–	$1,146,811,605
Other Financial Instruments+
Forward Foreign Currency Contracts	–	152,524	–	152,524
Total Assets	$740,192	$1,146,223,937	$–	$1,146,964,129
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(785)	$–	$(785)
Total Liabilities	$–	$(785)	$–	$(785)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2019, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 60,959,933	EUR 54,395,000	State Street Bank & Trust Co.	06/12/19	$152,524
EUR 2,735,000	USD 3,058,203	State Street Bank & Trust Co.	06/12/19	(785)
				$151,739

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,179,171,782.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,431,633
Gross Unrealized Depreciation	(33,620,585)

Net Unrealized Depreciation	$(32,188,952)